Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 213,764	$ 242,082
Accounts receivable		106,397	79,681
Prepayment and other current assets		56,753	44,822
Total current assets		376,914	366,585
Property, plant and equipment, net		29	17
Intangible assets, net		42,445	34,734
Unamortized produced content, net		17	17
Right-of-use assets		190	261
Other non-current assets		4	77
Total non-current assets		42,685	35,106
TOTAL ASSETS		419,599	401,691
Current liabilities:
Short-term bank loans		1,474	6,435
Accounts payable		3,830	2,744
Contract liabilities		1	1
Accrued liabilities and other payables		460	444
Other taxes payable		21,644	19,285
Lease liabilities current		34	127
Total current liabilities		30,196	31,789
Lease liabilities non-current		117	134
Total non-current liabilities		117	134
TOTAL LIABILITIES		30,313	31,923
Shareholders’ Equity
Preferred shares (par value of $0.0001 per share; 2,000,000 shares authorized as of June 30, 2026 and December 31, 2025; nil and nil shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively)
Additional paid-in capital		137,691	137,734
Statutory reserve		1,411	1,411
Retained earnings		240,807	232,745
Accumulated other comprehensive income (loss)		9,012	(2,441)
TOTAL CHEER HOLDING, INC SHAREHOLDERS’ EQUITY		389,198	369,683
Non-controlling interest		88	85
TOTAL SHAREHOLDERS’ EQUITY		389,286	369,768
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		419,599	401,691
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	277	234
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[2]	0	0
Related Party
Current liabilities:
Due to related parties		$ 2,753	$ 2,753

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).
[2]	Less than 1,000.